Accrued Liabilities (Details) - Schedule of Accrued Liabilities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Liabilities Abstract
Accrued compensation and benefits	$ 903	$ 655
Accrued interest expense	1,050	1,197
Accrued bonus and commissions	432	426
Accrued transaction costs	2,075
Accrued other	667	105
Accrued sales and other indirect taxes payable	247	236
Total accrued liabilities	$ 5,374	$ 2,619	$ 2,783